Dividends - Summary of Dividends on Ordinary Capital (Detail)	3 Months Ended
	Jun. 30, 2019 € / shares	Jun. 30, 2019 £ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 € / shares	Mar. 31, 2019 £ / shares	Mar. 31, 2019 $ / shares
Unilever N.V. [member] | New York shares [member]
Disclosure of Dividends [line items]
Dividend per share			$ 0.4585			$ 0.4641
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of Dividends [line items]
Dividend per share | € / shares	€ 0.4104			€ 0.4104
Unilever PLC [member] | American Depositary Receipts [member]
Disclosure of Dividends [line items]
Dividend per share			$ 0.4585			$ 0.4641
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of Dividends [line items]
Dividend per share | £ / shares		£ 0.3682			£ 0.3546